Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments
Summary of fair values of financial instruments

		As of December 31, 2020		As of December 31, 2021
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt securities	AC	6,383	6,476	3,526	3,462
Debt securities	FVOCI	—	—	9,561	9,561
Long-term loans	AC	196	196	250	250
Long-term loans	FVPL	18	18	17	17
Total financial assets		6,597	6,690	13,354	13,290

Financial liabilities
Bonds issued	AC	5,014	5,134	4,734	4,668

Summary of fair value measurement hierarchy of financial instruments
30.	Financial instruments (continued)

The following table provides the fair value measurement hierarchy of the Group’s financial instruments to be accounted or disclosed at fair value:

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2021	17	—	—	17
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2021	9,561	9,561	—	—
Assets for which fair values are disclosed
Debt securities	December 31, 2021	3,462	3,462	—	—
Long-term loans	December 31, 2021	250	—	—	250
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2021	4,668	4,668	—	—
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2020	18	—	—	18
Assets for which fair values are disclosed
Debt securities	December 31, 2020	6,476	6,476	—	—
Long-term loans	December 31, 2020	196	—	—	196
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2020	5,134	5,134	—	—